Related and interested parties	12 Months Ended
Dec. 31, 2022
Related and interested parties [Abstract]
Related and interested parties

Note 17 - Related and interested parties

A.	Balances with related parties

	As of December 31,
	2022	2021

Other current liabilities - salaries and related expenses related parties (1)	113	90

(1)	See also Notes 9 and 11A above.

B.	Transactions with related parties

	Year ended December 31,
	2022	2021	2020
General and administrative expenses - salaries and related expenses (including share-based payment) to related parties (1)	1,984	2,457	2,466

(1)	See also Notes 11A and 14C above.